Schedule of Intangible Assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible Assets	€ 964,109	€ 499,439
Additions	590,993	464,670
Amortization	(151,550)
Intangible Assets	1,403,552	964,109
Research and development costs [member]
IfrsStatementLineItems [Line Items]
Intangible Assets	935,487	470,817
Additions	590,993	464,670
Amortization	(151,550)
Intangible Assets	1,374,930	935,487
Concessions intellectual property rights [member]
IfrsStatementLineItems [Line Items]
Intangible Assets	28,622	28,622
Additions
Amortization
Intangible Assets	€ 28,622	€ 28,622